SHARE-BASED COMPENSATION - Share options (Details) $ / shares in Units, ¥ in Millions, $ in Millions	12 Months Ended
	Dec. 31, 2024 USD ($) $ / shares shares	Dec. 31, 2024 CNY (¥) shares	Dec. 31, 2023 $ / shares	Dec. 31, 2023 CNY (¥) tranche shares	Dec. 31, 2022 CNY (¥)	Dec. 31, 2024 CNY (¥) shares
Aggregate Intrinsic Value
Recognized share-based compensation expenses | ¥		¥ 322		¥ 143	¥ 87
Employee Stock Option
Number of Options
Share options outstanding at the beginning of the period (in shares) | shares		28,519,100
Adjusted for performance conditions (in shares) | shares		(499,440)
Share options outstanding at the end of the period (in shares) | shares		28,019,660		28,519,100
Share options vested or expected to vest (in shares) | shares	25,868,440					25,868,440
Weighted Average Exercise Price
Share options outstanding at the beginning of the period (in dollars per shares) | $ / shares	$ 2.8
Adjusted for performance conditions (in dollars per shares) | $ / shares	2.8
Share options outstanding at the end of the period (in dollars per shares) | $ / shares	2.8		$ 2.8
Share options vested or expected to vest (in dollars per shares) | $ / shares	$ 2.8
Weighted Average Remaining Contractual Life and Aggregate Intrinsic Value
Share options outstanding, Weighted Average Remaining Contractual Life (in years)		8 years 4 months 28 days
Share options vested or expected to vest, Weighted Average Remaining Contractual Life (in years)		8 years 4 months 28 days
Aggregate Intrinsic Value
Share options outstanding, Aggregate intrinsic value | $	$ 14
Share options vested or expected to vest, Aggregate intrinsic value | $	$ 13
Total unrecognized compensation expense | ¥						¥ 98
Weighted-average recognition period of compensation expense (in years)		2 years 11 months 1 day
Weighted-average grant date fair value | $ / shares			$ 2.22
Share options
Aggregate Intrinsic Value
Recognized share-based compensation expenses | ¥		¥ 257
Incentive Award Plans
Aggregate Intrinsic Value
Period for remaining percentage vested		10 years
Senior officers | Employee Stock Option
Number of Options
Granted (in shares) | shares				28,625,350
Aggregate Intrinsic Value
Number of tranches | tranche				5
Second anniversary of the stated vesting commencement date | Incentive Award Plans
Aggregate Intrinsic Value
Share-based payment award, vesting percentage		50.00%
Second anniversary of the stated vesting commencement date | Senior officers | Employee Stock Option
Aggregate Intrinsic Value
Share-based payment award, vesting percentage				50.00%
Vesting ratably over the following two years | Incentive Award Plans
Aggregate Intrinsic Value
Share-based payment award, vesting percentage		50.00%
Period for remaining percentage vested		2 years
Vesting ratably over the following two years | Senior officers | Employee Stock Option
Aggregate Intrinsic Value
Share-based payment award, vesting percentage				50.00%
Period for remaining percentage vested				2 years